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Semi-Annual Report

September 30, 2001

CMA Massachusetts
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 2001, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of 2.30%.* As of September 30, 2001, the Fund's 7-day yield was 1.87%.

Economic Environment

The commonwealth of Massachusetts, just like the rest of the nation, continued to experience a slowing in economic conditions during the six-month period ended September 30, 2001. A reduction in durable goods orders contributed to a decline in the manufacturing sector. In addition, the once-solid financial services and technology sectors began to feel the effects of continued deterioration in the various stock indexes. The mutual fund industry, which plays an important role in the financial services sector, experienced a limited decline because of its focus on long-term investing. However, the technology sector slowed more dramatically, as a reduction in share prices on NASDAQ limited the ability of existing and start-up companies to bring to market new initial public offerings to finance new operations. The construction sector continued to offset declines in other sectors, primarily because of the ongoing effects of the "Big Dig" in the Boston area. Job creation slowed during the period, which contributed to a rise in the state's seasonally adjusted unemployment level, from record lows a year earlier. It is still unclear how the terrorist attacks on September 11 will affect the state's economy during the coming months.

Slowing economic conditions in the commonwealth exhibited during the six-month period ended September 30, 2001 began to affect its revenue streams. Massachusetts managed to end fiscal year 2001 with total revenue collections of $16.8 billion, or 6.8% more than fiscal year 2000. However, total revenues for the first three months of fiscal year 2002 were reported at $3.7 billion, or 7.4% below the comparable period last year. Offsetting this decline in revenues and to alleviate the timing of revenue collections, the commonwealth issued $350 million in two-year notes as well as $200 million in tax-exempt commercial paper to assist in financing daily operations. The various Massachusetts municipalities also experienced the effects of slowing economic conditions, as a decline in their revenue streams allowed municipal issuance to increase over the period to $1.5 billion.

Investment Strategy

Since our last report to shareholders, we continued to employ a neutral investment strategy in managing CMA Massachusetts Municipal Money Fund during the six-month period ended September 30, 2001. Although overall economic conditions were weak, consumer spending remained stable, while the housing sector continued to report positive growth. The Federal Reserve Board had lowered the Federal Funds rate an additional 150 basis points (1.50%) by its August 21 meeting. At this time, investors were anticipating that economic conditions were beginning to stabilize and that the Federal Reserve Board might be nearing an end to its easing cycle. The Fund was well-positioned and performed well as we negotiated the appropriate balance of variable rate demand note (VRDN) securities and local municipal notes with six-month-one-year maturities, while maintaining a 50-day average life. After experiencing tax-related redemptions in April, the Fund's net assets remained fairly stable, which gave us the opportunity to replace maturing municipal notes with a steady stream of refinancing to maintain average life, while simultaneously taking advantage of volatile yield swings that occurred with VRDN securities.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In August, we began to increase our VRDN holdings, as yields on longer-dated municipal notes became expensive relative to their taxable counterparts. However, the events of September 11 altered the economic outlook and potentially delayed any economic recovery. The Federal Reserve Board lowered the Federal Funds rate an additional 100 basis points in the following three weeks of the terrorist attacks to its current level of 2.50%, to provide liquidity to the system and hold off the sudden economic downturn. The short-term municipal market followed its taxable counterpart as yields on one-year Massachusetts municipal notes declined approximately 65 basis points to a range of approximately 2.05%-2.10%, while yields on VRDN securities also declined significantly.

Going forward, it is unclear how low the Federal Reserve Board will push short-term interest rates. We are experiencing an unprecedented turn of events that have made it difficult to anticipate what will happen next. We will pursue a conservative strategy as we look for opportunities to take advantage of yield spreads between VRDN securities and longer-dated municipal notes. We will continue to focus on preservation of principal as we monitor the Fund's credit quality and continue to assess changing market conditions, reacting accordingly.

In Conclusion

We thank you for your support of CMA Massachusetts Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Kevin A. Schiatta

Kevin A. Schiatta
Vice President and Portfolio Manager

November 1, 2001

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH

A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
PROXY RESULTS

During the six-month period ended September 30, 2001, CMA Massachusetts Municipal Money Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 20, 2001, except for Proposal 4, which was adjourned until the next shareholder meeting on October 18, 2001. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                     Shares Voted      Shares Withheld
                                                                          For            From Voting
-----------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board     Terry K. Glenn                       462,393,553         3,362,013
   of Trustees:                  Ronald W. Forbes                     462,393,553         3,362,013
                                 Cynthia A. Montgomery                462,388,835         3,366,731
                                 Charles C. Reilly                    462,284,683         3,470,883
                                 Kevin A. Ryan                        462,377,246         3,378,320
                                 Roscoe S. Suddarth                   462,343,046         3,412,520
                                 Richard R. West                      462,343,046         3,412,520
                                 Edward D. Zinbarg                    462,393,553         3,362,013
-----------------------------------------------------------------------------------------------------------------
                                                                      Shares Voted    Shares Voted   Shares Voted
                                                                           For           Against       Abstain
-----------------------------------------------------------------------------------------------------------------
2. To approve to convert the Fund to a "master/feeder" structure.      452,704,645      9,398,397     3,652,524
-----------------------------------------------------------------------------------------------------------------
3. To approve to divide the Fund's shares into additional classes.     451,192,613     11,266,861     3,296,092
-----------------------------------------------------------------------------------------------------------------
4. To change the Fund's investment restrictions.                        Adjourned       Adjourned     Adjourned
-----------------------------------------------------------------------------------------------------------------

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001                  (IN THOUSANDS)

                       Face
State                 Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--      $10,000        Acushnet, Massachusetts, GO, BAN, 3.40% due 4/30/2002 ................................   $10,017
99.8%                  1,481        Attleboro, Massachusetts, GO, BAN, 3.10% due 7/03/2002 ...............................     1,485
                       4,400        Bedford, Massachusetts, GO, BAN, 3.40% due 5/03/2002 .................................     4,409
                       2,220        Billerica, Massachusetts, GO, BAN, 2.49% due 11/19/2001 ..............................     2,221
                      10,000        Blackstone-Milville, Massachusetts, Regional School District, GO, BAN,
                                    3.15% due 7/15/2002 ..................................................................    10,040
                       1,700        Blue Hills, Massachusetts, Regional Vocational School District, GO, BAN,
                                    4% due 2/15/2002 .....................................................................     1,703
                       1,550        Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding
                                    Co.), AMT, VRDN, 2.25% due 9/01/2006 (a) .............................................     1,550
                       5,000        Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                                    VRDN, Series SG-75, 2.19% due 11/01/2019 (a) .........................................     5,000
                      10,750        Brockton, Massachusetts, GO, BAN, 3.10% due 6/21/2002 ................................    10,782
                       1,469        Cape Ann, Massachusetts, Transit Authority, RAN, 3.10% due 7/19/2002 .................     1,473
                                    Clipper Tax-Exempt Trust, VRDN (a):
                       6,254           Series 1998-8, 2.38% due 7/20/2007 ................................................     6,254
                       7,000           Series 2001-4, 3.50% due 11/28/2007 ...............................................     7,000
                                    Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN (a):
                       9,600           Series 97C-2102, 2.23% due 2/01/2011 ..............................................     9,600
                      11,400           Series 97C-2103, 2.23% due 2/01/2006 ..............................................    11,400
                       5,630        Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN,
                                    Series 2103, 2.23% due 12/01/2015 (a) ................................................     5,630
                       6,250        Grafton, Massachusetts, GO, BAN, 3.40% due 10/23/2001 ................................     6,251
                       3,000        Greater Attleboro-Taunton, Massachusetts, Regional Transit Authority,
                                    GO, RAN, 3.10% due 8/09/2002 .........................................................     3,011
                      10,000        Lee, Massachusetts, GO, BAN, 4.75% due 10/17/2001 ....................................    10,002
                       4,450        Lowell, Massachusetts, Regional Transit Authority, RAN, 3.20% due 8/09/2002 ..........     4,465
                       9,000        Lynn, Massachusetts, GO, BAN, 4.75% due 10/26/2001 ...................................     9,003
                       3,000        Massachusetts Bay Transportation Authority, Revenue Refunding Bonds,
                                    FLOATS, VRDN, Series 431, 2.23% due 3/01/2019 (a) ....................................     3,000
                       5,400        Massachusetts Municipal Wholesale Electric Company, Power Supply System
                                    Revenue Refunding Bonds, VRDN, Series C, 2.15% due 7/01/2019 (a)(b) ..................     5,400
                       2,750        Massachusetts State Development Finance Agency, Assisted Living Facility
                                    Revenue Bonds (Whalers Cove Project), VRDN, Series A, 2.25% due 9/01/2034 (a) ........     2,750
                       7,000        Massachusetts State Development Finance Agency, Environmental Improvement
                                    Revenue Bonds (The Mead Corporation Project), VRDN, AMT, Series A,
                                    2.65% due 11/01/2033 (a) .............................................................     7,000
                                    Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
                       4,000           (Cell Signaling Technology), 2.25% due 12/01/2010 .................................     4,000
                       2,930           (Cleveland Motion Controls), 2.50% due 6/01/2021 ..................................     2,930
                       4,000           (Concord Foods Issue), 2.25% due 4/01/2021 ........................................     4,000
                       2,500           (Seafood Services Inc. Project), Series A, 2.50% due 12/01/2023 ...................     2,500
                       1,525           (Ward Hill Central Products Inc.), 2.50% due 8/01/2016 ............................     1,525

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
CP           Commercial Paper
FLOATS       Floating Rate Securities
GO           General Obligation Bonds
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RAN          Revenue Anticipation Notes
VRDN         Variable Rate Demand Notes

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)      (IN THOUSANDS)

                       Face
State                 Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                       Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
(continued)          $ 3,200           (Assumption College), 2.15% due 10/01/2031 ........................................   $ 3,200
                       4,500           (Bancroft School Issue), 2.20% due 9/01/2031 ......................................     4,500
                       8,155           (Community Development Inc.), Series A, 2.15% due 10/01/2025 ......................     8,155
                      15,000           (Draper Laboratory Issue), 2.15% due 6/01/2030 (b) ................................    15,000
                       4,000           (Meadowbrook School Issue), 2.20% due 8/01/2030 ...................................     4,000
                       5,000           (New Bedford Waste Services), AMT, 2.40% due 6/01/2021 ............................     5,000
                       3,950           (Newton Country Day School), 2.40% due 1/01/2030 ..................................     3,950
                       3,500           (Worcester Academy Issue), 2.20% due 10/01/2030 ...................................     3,500
                       4,000           (Worcester YMCA Issue), 2.25% due 1/01/2031 .......................................     4,000
                       3,500           (Xinetics Issue), AMT, 2.25% due 6/01/2021 ........................................     3,500
                                    Massachusetts State Development Finance Agency, Revenue Refunding
                                    Bonds, VRDN (a):
                       7,055           (Clark University), 2.25% due 10/01/2030 (f) ......................................     7,055
                       4,000           (Marine Biological Lab), 2.20% due 2/01/2030 ......................................     4,000
                       3,500        Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                    Bonds (Newark Group Project), VRDN, AMT, Series A, 2.15% due 7/01/2031 (a) ...........     3,500
                       3,255        Massachusetts State FLOATS, VRDN, Series SG-126, 2.19% due 8/01/2018 (a) .............     3,255
                       5,200        Massachusetts State, GO (Central Artery), VRDN, Series B,
                                    2.65% due 12/01/2030 (a) .............................................................     5,200
                       6,000        Massachusetts State, GO, VRDN, Series B, Refunding, 1.90% due 9/01/2016 (a) ..........     6,000
                                    Massachusetts State Health and Educational Facilities Authority Revenue
                                    Bonds, VRDN (a):
                       6,940           (Endicott College), Series C, 2.15% due 10/01/2031 ................................     6,940
                      15,300           (Partners Healthcare System), Series P-1, 2.15% due 7/01/2027 (c) .................    15,300
                       8,500        Massachusetts State Health and Educational Facilities Authority, Revenue
                                    Refunding Bonds (Boston University), VRDN, Series H, 1.95% due 12/01/2029 (a) ........     8,500
                       4,000        Massachusetts State Industrial Finance Agency (Holyoke Water & Power
                                    Company Project), PCR, VRDN, AMT, 2.10% due 12/01/2020 (a) ...........................     4,000
                                    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds,
                                    VRDN, AMT (a):
                       2,670           (AFC Cable Systems Inc. Issue), 2.25% due 7/01/2016 ...............................     2,670
                       2,000           (BBB Esquire LLC), 2.25% due 12/01/2016 ...........................................     2,000
                       3,400           (Bodwell Project), 2.25% due 7/01/2017 ............................................     3,400
                       4,600           (Constitution Project), 2.25% due 6/01/2018 .......................................     4,600
                       2,255           (Garlock Printing Corp.), 2.25% due 12/01/2017 ....................................     2,255
                       3,150           (Gem Group Inc. Issue), 2.25% due 7/01/2016 .......................................     3,150
                       3,200           (Hazen Paper Company), 2.25% due 3/01/2008 ........................................     3,200
                       2,555           (Insco Corporation), 2.25% due 9/01/2008 ..........................................     2,555
                       2,285           (James F. & Judith Matthews), 2.45% due 9/01/2013 .................................     2,285
                       2,480           (Lavigne), 2.25% due 8/01/2008 ....................................................     2,480
                       1,360           (Matco Electric Group Inc.), 2.45% due 7/01/2004 ..................................     1,360
                       2,550           (Mercer Paper Tube Corp.), 2.45% due 11/01/2011 ...................................     2,550
                       2,100           (OCT Co. Inc. Project), 2.25% due 12/01/2017 ......................................     2,100
                       5,580           (Star Container Corp.), 2.25% due 2/01/2018 .......................................     5,580
                       2,400           (Sterling Realty Trust LLC Project), 2.15% due 12/01/2017 .........................     2,400
                       2,100           (Tamasi Family Issue), 2.30% due 5/01/2013 ........................................     2,100
                         628           (Techprint/Techgraphics), 2.25% due 6/01/2017 .....................................       628
                       2,650           (Telcom USA Inc. Issue), 2.25% due 8/01/2016 ......................................     2,650
                       2,960           (Valkyrie Co. Inc.), 2.25% due 5/01/2013 ..........................................     2,960
                       1,930           (WBC Extrusion Products Issue), 2.45% due 4/01/2006 ...............................     1,930
                       2,130           (William F. Rogers Issue), 2.25% due 11/01/2006 ...................................     2,130
                       2,590        Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding
                                    Bonds (New England Biolabs), VRDN, AMT, 2.25% due 3/01/2016 (a) ......................     2,590

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONCLUDED)      (IN THOUSANDS)

                       Face
State                 Amount                                               Issue                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                       Massachusetts State Industrial Finance Agency, PCR, CP (New England Power
(concluded)                         Company Project), Series A:
                     $10,200           2.20% due 10/17/2001 ..............................................................  $ 10,200
                      10,200           2.20% due 11/20/2001 ..............................................................    10,200
                                    Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                       2,500           (Gordon College Issue), 2.30% due 12/01/2027 ......................................     2,500
                       1,715           (Heritage at Dartmouth), AMT, 2.10% due 12/01/2028 ................................     1,715
                       1,643           (Lower Mills Association II L.P.), 2.15% due 12/01/2020 ...........................     1,643
                       1,150           (Whitehead Institute Biomed Research), 2.05% due 7/01/2026 ........................     1,150
                                    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds,
                                    VRDN (a):
                         810           (Easy Day Realty Trust Project), Series A, 2% due 7/01/2006 .......................       810
                       5,000           (Lightolier Inc. Project), 2.25% due 7/29/2010 ....................................     5,000
                       2,815           (Mount Ida College Issue), 2.20% due 12/01/2027 ...................................     2,815
                                    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                    Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
                       2,100           2.25% due 1/01/2011 ...............................................................     2,100
                       2,475           2.25% due 6/01/2013 ...............................................................     2,475
                       6,000        Massachusetts State M/F Housing Finance Revenue Refunding Bonds, VRDN,
                                    Series A, 2.15% due 12/01/2025 (a)(e) ................................................     6,000
                       9,000        Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                    Bonds, FLOATS, VRDN, Series SG-124, 2.19% due 1/01/2029 (a) ..........................     9,000
                       1,600        Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                    Refunding Bonds, FLOATS, VRDN, Series 334, 2.28% due 1/01/2037 (a)(b) ................     1,600
                       4,000        Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                                    VRDN, Sub-Series D, 2.15% due 11/01/2026 (a)(d) ......................................     4,000
                                    Nashoba, Massachusetts, Regional School District, GO, BAN:
                       2,352           3% due 10/04/2002 .................................................................     2,364
                      10,000           3.875% due 10/04/2001 .............................................................    10,001
                       2,729        Northborough, Massachusetts, GO, Refunding, BAN, 3.20% due 5/10/2002 .................     2,734
                       5,000        Northbridge, Massachusetts, GO, BAN, 3.75% due 2/21/2002 .............................     5,010
                       8,000        Pittsfield, Massachusetts, GO, BAN, 3.52% due 1/15/2002 ..............................     8,018
                       4,000        Saugus, Massachusetts, GO, BAN, 3.10% due 2/21/2002 ..................................     4,005
                       5,505        Somerville, Massachusetts, GO, BAN, 3.20% due 2/20/2002 ..............................     5,511
                       5,500        Westford, Massachusetts, GO, BAN, 3.50% due 5/16/2002 ................................     5,527
                                    Whitman Hanson, Massachusetts, Regional School District, GO, Refunding, BAN:
                       6,051           3% due 12/14/2001 .................................................................     6,055
                       6,700           4.75% due 12/14/2001 ..............................................................     6,705
                       8,000        Winthrop, Massachusetts, GO, Refunding, BAN, 4.75% due 11/01/2001 ....................     8,003
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost--$455,670*)--99.8% ...........................................   455,670

                                    Other Assets Less Liabilities--0.2% ..................................................       705
                                                                                                                            --------
                                    Net Assets--100.0% ...................................................................  $456,375
                                                                                                                            ========
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2001.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FGIC Insured.
(e)   GNMA Collateralized.
(f)   AMBAC Insured.
  *   Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2001

Assets:
Investments, at value (identified cost--$455,669,718) ....................................                    $455,669,718
Cash .....................................................................................                         213,831
Interest receivable ......................................................................                       3,129,075
Prepaid registration fees and other assets ...............................................                          43,521
                                                                                                              ------------
Total assets .............................................................................                     459,056,145
                                                                                                              ------------
Liabilities:
Payables:
     Securities purchased ................................................................     $2,364,066
     Investment adviser ..................................................................        179,130
     Distributor .........................................................................        117,020        2,660,216
                                                                                               ----------
Accrued expenses and other liabilities ...................................................                          21,014
                                                                                                              ------------
Total liabilities ........................................................................                       2,681,230
                                                                                                              ------------
Net Assets ...............................................................................                    $456,374,915
                                                                                                              ============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized .....                    $ 45,637,438
Paid-in capital in excess of par .........................................................                     410,736,846
Undistributed realized capital gains--net ................................................                             631
                                                                                                              ------------
Net Assets--Equivalent to $1.00 per share based on 456,374,383 shares of beneficial
interest outstanding .....................................................................                    $456,374,915
                                                                                                              ============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

Investment Income:
Interest and amortization of premium earned .............                    $7,374,799

Expenses:
Investment advisory fees ................................     $1,202,810
Distribution fees .......................................        299,780
Accounting services .....................................         57,122
Professional fees .......................................         31,364
Transfer agent fees .....................................         27,489
Custodian fees ..........................................         22,099
Registration fees .......................................         11,604
Printing and shareholder reports ........................         10,168
Pricing fees ............................................          5,170
Trustees' fees and expenses .............................          1,653
Other ...................................................          5,067
                                                              ----------
Total expenses ..........................................                     1,674,326
                                                                             ----------
Investment income--net ..................................                     5,700,473
Realized Loss on Investments--Net .......................                          (174)
                                                                             ----------
Net Increase in Net Assets Resulting from Operations ....                    $5,700,299
                                                                             ==========

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six           For the
                                                                                                 Months Ended         Year Ended
                                                                                                 September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                   2001                2001
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ...................................................................     $     5,700,473      $    14,021,930
Realized gain (loss) on investments--net .................................................                (174)                 805
                                                                                               ---------------      ---------------
Net increase in net assets resulting from operations .....................................           5,700,299           14,022,735
                                                                                               ---------------      ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net ....................................          (5,700,473)         (14,021,930)
                                                                                               ---------------      ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares .........................................................         934,260,317        1,847,340,375
Value of shares issued to shareholders in reinvestment of dividends ......................           5,700,708           14,042,942
                                                                                               ---------------      ---------------
                                                                                                   939,961,025        1,861,383,317
Cost of shares redeemed ..................................................................      (1,009,148,715)      (1,745,521,171)
                                                                                               ---------------      ---------------
Net increase (decrease) in net assets derived from beneficial interest transactions ......         (69,187,690)         115,862,146
                                                                                               ---------------      ---------------
Net Assets:
Total increase (decrease) in net assets ..................................................         (69,187,864)         115,862,951
Beginning of period ......................................................................         525,562,779          409,699,828
                                                                                               ---------------      ---------------
End of period ............................................................................     $   456,374,915      $   525,562,779
                                                                                               ===============      ===============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived      For the Six
from information provided in the financial statements.        Months Ended            For the Year Ended March 31,
                                                              September 30,  --------------------------------------------
Increase (Decrease) in Net Asset Value:                           2001         2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period .......................    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                --------    --------    --------     --------    --------
Investment income--net .....................................         .01         .03         .03          .03         .03
Realized gain (loss) on investments--net ...................          --+         --+         --+          --          --+
                                                                --------    --------    --------     --------    --------
Total from investment operations ...........................         .01         .03         .03          .03         .03
                                                                --------    --------    --------     --------    --------
Less dividends and distributions:
 Investment income--net ....................................        (.01)       (.03)       (.03)        (.03)       (.03)
 Realized gain on investments--net .........................          --          --          --+          --          --
                                                                --------    --------    --------     --------    --------
Total dividends and distributions ..........................        (.01)       (.03)       (.03)        (.03)       (.03)
                                                                --------    --------    --------     --------    --------
Net asset value, end of period .............................    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                ========    ========    ========     ========    ========
Total Investment Return ....................................       2.30%*      3.34%       2.80%        2.77%       3.03%
                                                                ========    ========    ========     ========    ========
Ratios to Average Net Assets:
Expenses ...................................................        .69%*       .70%        .70%         .72%        .72%
                                                                ========    ========    ========     ========    ========
Investment income--net .....................................       2.37%*      3.28%       2.76%        2.72%       2.98%
                                                                ========    ========    ========     ========    ========
Supplemental Data:
Net assets, end of period (in thousands) ...................    $456,375    $525,563    $409,700     $331,437    $268,929
                                                                ========    ========    ========     ========    ========

*     Annualized.
+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2001, the Fund reimbursed FAM $9,132 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Massachusetts
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011

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